Note 13 - Segment Information	12 Months Ended
Dec. 31, 2011
Segment Reporting Disclosure [Text Block]
NOTE 13—SEGMENT INFORMATION

The Company has two reportable segments: Proprietary Services and Multi-client Services.

The following table sets forth significant information concerning the Company’s reportable segments as of and for the years ended December 31, 2011, 2010 and 2009 (in thousands). Proprietary Services accounted for 54%, 47%, and 92% of total revenue for the years ended December 31, 2011, 2010 and 2009, respectively, and Multi-client Services accounted for 46%, 53%, and 8% of total revenue for the years ended December 31, 2011, 2010 and 2009, respectively.

	Year Ended December 31, 2011
	Proprietary Services	Multi-Client Services	Corporate	Total
Revenue	$207,921	$177,434	$-	$385,355
Segment income (loss)	$4	$46,888	$(41,230)	$5,662
Segment assets	$54,552	$276,110	$175,711	$506,373

	Year Ended December 31, 2010
	Proprietary Services	Multi-Client Services	Corporate	Total
Revenue	$119,837	$134,868	$-	$254,705
Segment income (loss)	$(31,185)	$24,878	$(33,409)	$(39,716)
Segment assets	$43,288	$181,365	$188,613	$413,266

	Year Ended December 31, 2009
	Proprietary Services	Multi-Client Services	Corporate	Total
Revenue	$288,302	$24,494	$-	$312,796
Segment income (loss)	$3,000	$1,626	$(4,181)	$445
Segment assets	$74,030	$57,720	$184,870	$316,620